Income tax expenses/(credit) (Tables)	12 Months Ended
Dec. 31, 2023
Income Taxes Expenses/(Credit) [Abstract]
Schedule of Income Tax Expenses/(credit)
	Year ended December 31,
	2022	2023
	USD’000	USD’000
PRC Enterprise Income Tax Expense
Current year	219	83
Deferred tax	(131)	(201)
	88	(118)

Schedule of Profit Before Taxation at Applicable Tax Rates	A reconciliation between income tax expenses and profit before taxation at applicable tax rates is set out below:
	Year ended December 31,
	2022	2023
	USD’000	USD’000
Profit before taxation	11,941	11,383

Taxation at the applicable tax rate	3,024	2,898
Tax effect of preferential tax rates for tea plantation in the PRC	(3,268)	(3,132)
Tax effect of non-deductible expenses	289	159
Tax effect of tax losses unrecognized	43	—
Over-provision in prior year	—	(43)
Income tax expenses/(credit)	88	(118)